Nature of business, basis of presentation and summary of significant accounting policies (10K) (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 358	$ 641	$ 358	$ 641	$ 775	$ 945	$ 486
Accumulated deficit	(126,082)		(126,082)		(123,199)	(119,184)
Amortization of debt discount and deferred financing costs						44
Depreciation expense					10	15
Patent amortization expense	$ 87	$ 90	$ 260	$ 270	357	365
Marketing expense					$ 46	$ 15
Estimated remaining weighted average useful lives of patents					P3Y
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					5 years